UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23493

 NAME OF REGISTRANT:                     Cohen & Steers Tax-Advantaged
                                         Preferred Securities and
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund
--------------------------------------------------------------------------------------------------------------------------
 LLOYDS BANKING GROUP PLC                                                                    Agenda Number:  713339744
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5533WBR7
    Meeting Type:  BOND
    Meeting Date:  07-Dec-2020
          Ticker:
            ISIN:  XS1043552188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO VOTE               Non-Voting
       : 2,00,000 AND MULTIPLE: 1000

1      THE MAIN PURPOSE OF THE MEETING IS                        Mgmt          No vote
       CONSIDERING AND, IF THOUGHT FIT, PASSING
       THE EXTRAORDINARY RESOLUTION, AS IT IS
       FURTHER DESCRIBED IN THE DOCUMENTATION

CMMT   24 NOV 2020: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO POSTPONEMENT OF THE MEETING
       DATE FROM 23 NOV 2020 TO 07 DEC 2020. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT VOTE AGAIN UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS BANKING GROUP PLC                                                                    Agenda Number:  713347878
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5533WBS5
    Meeting Type:  BOND
    Meeting Date:  07-Dec-2020
          Ticker:
            ISIN:  XS1043552261
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 2,00,000 AND MULTIPLE: 1000

1      THE MAIN PURPOSE OF THE MEETING IS                        Mgmt          Take No Action
       CONSIDERING AND, IF THOUGHT FIT, PASSING
       THE EXTRAORDINARY RESOLUTION, AS IT IS
       FURTHER DESCRIBED IN THE DOCUMENTATION

CMMT   23 NOV 2020: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO CHANGE OF MEETING DATE FROM
       23 NOV 2020 TO 07 DEC 2020. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       VOTE AGAIN UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 SIGNATURE BANK                                                                              Agenda Number:  935441410
--------------------------------------------------------------------------------------------------------------------------
        Security:  82669G203
    Meeting Type:  Special
    Meeting Date:  29-Jun-2021
          Ticker:  SBNYP
            ISIN:  US82669G2030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Bank's share repurchase                    Mgmt          No vote
       plan, which allows the Bank to repurchase
       from the Bank's stockholders from time to
       time in open market transactions, shares of
       the Bank's common stock in an aggregate
       purchase amount of up to $500 million under
       the Stock Repurchase Program.

2.     To approve an amendment to the Amended and                Mgmt          No vote
       Restated 2004 Long- Term Incentive Plan
       (the "2004 Equity Plan") to increase the
       number of shares for issuance under the
       2004 Equity Plan by 1,225,000 shares.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        	C&S Tax-Advantaged Preferred Securities and Income Fund
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/26/2021